CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	The Company’s shareholders’ Equity [Member]		Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022		$ 43,540	$ (32,519)	$ 11,021		$ 0	$ 11,021
Balance (in shares) at Dec. 31, 2022	75,254
Share-based compensation to employees and directors		804	0	804		0	804
Share issuance to service providers		0	0		[1]	0		[1]
Share issuance to service providers (in shares)	72
Issuance of common stock and pre-funded warrants upon private placement, net of underwriting commissions and other offering costs		1,450	0	1,450		0	1,450
Issuance of common stock and pre-funded warrants upon private placement, net of underwriting commissions and other offering costs. (in shares)	3,908
Exercise of warrants and issuance of warrants upon private placement, net of underwriting commissions and other offering costs.		3,308	0	3,308		0	3,308
Exercise of warrants and issuance of warrants upon private placement, net of underwriting commissions and other offering costs. (in shares)	1,408
Net Income (Loss)		0	(9,344)	(9,344)		0	(9,344)
Balance at Dec. 31, 2023		49,102	(41,863)	7,239		0	7,239
Balance (in shares) at Dec. 31, 2023	80,642
Share-based compensation to employees and directors		310	0	310		0	310
Exercise of prefunded warrants		0	0	0		0	0
Exercise of prefunded warrants (in shares)	2,483
Issuance of common stock and pre-funded warrants upon private placement, net of underwriting commissions and other offering costs		3,340	0	3,340		0	3,340
Issuance of common stock and pre-funded warrants upon private placement, net of underwriting commissions and other offering costs. (in shares)	41,667
Exercise of warrants and issuance of warrants upon private placement, net of underwriting commissions and other offering costs.		1,305	0	1,305		0	1,305
Exercise of warrants and issuance of warrants upon private placement, net of underwriting commissions and other offering costs. (in shares)	49,465
Shares issuance from pre-funded warrants exercise		2,912	0	2,912			2,912
Shares issuance from pre-funded warrants exercise (in shares)	98,930
Issuance of Ordinary shares, net of offering costs – At-the-market		1,306	0	1,306		0	1,306
Issuance of Ordinary shares, net of offering costs – At-the-market (in shares)	68,640
Net Income (Loss)		0	(14,588)	(14,588)		0	(14,588)
Balance at Dec. 31, 2024		58,275	(56,451)	1,824		0	1,824
Balance (in shares) at Dec. 31, 2024	341,827
Share-based compensation to employees and directors		447	0	447		0	447
Share and prefunded warrants issuance to Bladeranger Ltd - DeepSolar asset acquisition		7,292	0	7,292		0	7,292
Share and prefunded warrants issuance to Bladeranger Ltd - DeepSolar asset acquisition (Shares)	35,754
Acquisition of LayerBio Inc.		0	0	0		931	931
Shares issuance from pre-funded warrants exercise		8	0	8		0	8
Shares issuance from pre-funded warrants exercise (in shares)	168,000
Issuance of Ordinary shares, net of offering costs – At-the-market		3,810	0	0		0	$ 3,810
Issuance of Ordinary shares, net of offering costs – At-the-market (in shares)	285,032						68,640
Net Income (Loss)			(4,838)	(4,838)		(184)	$ (5,022)
Balance at Dec. 31, 2025		$ 69,832	$ (61,289)	$ 8,543		$ 747	$ 9,290
Balance (in shares) at Dec. 31, 2025	830,613

[1]	Represents amount less than $1.